Investments Accounted for Using the Equity Method (Investments Recognized in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments recognized in share of profit/(loss) [abstract]
Associates	¥ 927,814	¥ 839,425	¥ 1,200,141
Joint ventures	44,779	46,172	43,552
Total	¥ 972,593	¥ 885,597	¥ 1,243,693